Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration rights

The holders of the Founder Shares and Private Placement Warrants are entitled to registration rights pursuant to a registration rights agreement signed on April 27, 2022. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting agreement

On October 21, 2021, the Company engaged Maxim Group LLC (“Maxim”) as its underwriter. The Company granted the underwriters a 45-day option until June 11, 2022 to purchase up to 1,125,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On May 2, 2022, the underwriters partially exercised this option in respect of 375,000 Units and, as agreed with the Company, the underwriters waived their right to further exercise the option on May 5, 2022.

The underwriters were entitled to an underwriting discount of $0.45 per unit, or $3,543,750 in the aggregate, of which $0.15 per unit, or $1,181,250 was paid upon the closing of the Initial Public Offering. Of the $0.45 discount, the underwriters were entitled to a deferred underwriting commission of $0.30 per unit, or $2,362,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition to the underwriting discount, the Company has agreed to pay or reimburse the underwriters for travel, lodging and other “road show” expenses, expenses of the underwriters’ legal counsel and certain diligence and other fees, including the preparation, binding and delivery of bound volumes in form and style reasonably satisfactory to the representative, transaction Lucite cubes or similar commemorative items in a style as reasonably requested by the representative, and reimbursement for background checks on our directors, director nominees and executive officers, which such fees and expenses are capped at an aggregate of $125,000 (less amounts previously paid). The $125,000 was paid out of the proceeds of the Initial Public Offering on May 2, 2022.

Representative Shares

The Company has issued to Maxim and/or its designees, 118,125 shares of Class A ordinary shares upon the consummation of the Initial Public Offering (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost associated with the Initial Public Offering, with a corresponding credit to shareholder’s equity. The Company estimated the fair value of Representative Shares to be $946,181. Maxim has agreed not to transfer, assign, or sell any such shares until the completion of the Business Combination. In addition, Maxim has agreed: (i) to waive its redemption rights with respect to such shares in connection with the completion of the Business Combination; and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its Business Combination within the Combination Period.

The shares have been deemed compensation by the Financial Industry Regulatory Authority (“FINRA”) and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement for the Initial Public Offering pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities will not be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following April 27, 2022, nor may they be sold, transferred, assigned, pledged, or hypothecated for a period of 180 days immediately following April 27, 2022 except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners.

Subject to certain conditions, the Company granted Maxim, for a period beginning on May 2, 2022 and ending 12 months after the date of the consummation of the Business Combination, a right of first refusal to act as book-running managing underwriter or placement agent for any and all future public and private equity, equity-linked, convertible and debt offerings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from April 27, 2022.

Transaction Expenses

On May 31, 2022, the Company entered into an agreement (the “EGS Agreement”) with Ellenoff, Grossman & Schole LLP to act as U.S. securities council to the Company in connection with pending acquisition targets for the Company to acquire consistent with its initial public offering and assist in U.S. securities work related to the initial Business Combination. The fee structure for this agreement is as follows: (i) an upfront retainer of $37,500 (ii) billing on an hourly basis for time (iii) each month fifty percent (50%) of the amount billed shall be due and owing (iv) the remaining fifty percent (50%) not paid on a monthly basis will be deferred until the closing of the initial Business Combination and will be paid with a twenty percent (20%) premium. As of June 30, 2024 and December 31, 2023, the total outstanding billed amount for services provided by EGS is $897,136 and $892,784 of which $448,568 and $446,392 (50% of the outstanding balance), respectively, is considered outstanding per the terms of the EGS Agreement and is included in accrued liabilities on the consolidated balance sheet. As the initial Business Combination cannot be deemed probable as of June 30, 2024 and December 31, 2023, respectively, and payment of the deferred portion of the outstanding balance is contingent upon a successful initial Business Combination, no amount was accrued for the deferred portion of the outstanding amount or the premium.

On March 30, 2023, the Maxim Letter Agreement (as defined below) was amended (“Amendment No. 4”) to state that the Company will owe a cash fee payable, at each closing of the Alliance Global Partners equity or equity-linked offering in connection with the contemplated initial Business Combination with EEW (as defined below), equal to one percent (1%) of the gross proceeds received by EEW or its related entities at such closing.

On August 17, 2022, the Company entered into an agreement (the “Maxim Letter Agreement”) with Maxim to pay a fee (the “Maxim Success Fee”) upon completion of one or more successful transactions. On October 3, 2022, the Company amended its agreement with Maxim (the “Maxim Amendment”). The amendment states that the Company shall pay to Maxim, upon closing of such transaction(s), a fee based upon the amount of cash the Company has in the Trust Account immediately prior to consummation of the transaction and/or contributed to the transaction. If the amount of such cash is less than $50,000,000, Maxim’s fee shall be equal to $200,000 in cash and an additional $150,000 of common stock of the post-transaction Company (the “New Common Stock”). If the amount of such cash is equal to or greater than $40 million, the Maxim Success Fee will be $500,000 cash. If the amount of such cash is equal to or greater than $75 million, the Maxim Success Fee will be $500,000 cash and an additional $500,000 payable in either cash or New Common Stock, at the option of the Company. The New Common Stock will be issued to Maxim Partners LLC, will be valued at the same price per share/exchange ratio as in the definitive transaction documentation, and it will have unlimited piggyback registration rights. The Maxim Success Fee will be paid upon the consummation of the transaction.

On July 11, 2022, the Company entered into an agreement (the “ATLANTRA Letter Agreement”) with ALANTRA Corporate Finance, S.A.U. (“ALANTRA”) and U.N. SDG Support Holdings LLC (“Sponsor Entity”). On October 3, 2022, the Company amended its agreement with ALANTRA (the “ALANTRA Letter Agreement”). The Company will pay ALANTRA a retainer of $15,000 at signing of the ALANTRA Letter Agreement and $20,000 per month that is due and payable on the last day of each month for a maximum period of five months. Should the aggregated Transaction value be above $400,000,000, the retainer fee will increase up to $40,000 per month with the same maximum five-month period for the payment of any retainer fee.

The Company will also have transactions fees (“ALANTRA Success Fee”), if a transaction which is introduced by ALANTRA, or by another institution to which no fees are due by the Company (e.g. an institution acting on behalf of a Target) is Completed (as defined below) the following remuneration will be due to ALANTRA as a remuneration for its services:

•        $1,600,000 payable by the Company

•        $1,600,000 payable by or on behalf of the Sponsor Entity

If a transaction is completed in North America, Asia, or Africa which is not introduced by ALANTRA and such Transaction requires an introductory, co-advisory, or similar fee due by the Company, the Company shall pay ALANTRA an ALANTRA Success Fee in the form of:

•        For the first $300,000,000 of aggregated value of the transaction, 0.85% of each transaction purchase price

•        For the aggregated value of the transaction above the first $300,000,000, 0.4% of each transaction purchase price

Notwithstanding the above, it is agreed that the ALANTRA Success Fee will be subject to a minimum of EUR 1,000,000.

Each ALANTRA Success Fee shall be payable upon consummation of the applicable transaction (i.e. when the transaction is closed, following fulfillment, if applicable, of conditions precedent) regardless of (i) the calendar for the payment of the price, (ii) how the purchase price is funded, (iii) and any deferred payment subsequent to consummation of the transaction, or (iv) any adjustment to the price of the transaction subsequent to consummation (“Completed”).

On January 4, 2024, the Company entered into an agreement (the “MZHCI Agreement”) with MZHCI, LLC (“MZHCI”) wherein MZHCI would act as consultant and advise, counsel, and inform designated officers and employees of the Company as it relates to pre & post IPO, de-SPAC readiness assessment, post transaction close preparation advisory, overall capital markets climate related to global macroeconomic conditions, world-leading exchanges, Company’s competitors, related business acquisitions in the relevant market segments, and other aspects of/or concerning the Company’s business about which MZHCI has knowledge or expertise. The MZHCI Agreement became effective upon execution and will remain active for a period of six months with automatic renewal every six months thereafter. Prior to the De-SPAC of the Company, the Company shall pay MZHCI $12,000 per month and subsequent to De-SPAC, the Company shall pay MZHCI $15,000 per month. At the successful close of the initial Business Combination, the Company will issue MZHCI $120,000 worth of ClimateRock restricted common stock, valued at the closing price on the first day of trading after the successful close of the initial Business Combination.

Business Combination Agreement

On October 6, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Pubco, Merger Sub, and E.E.W. Eco Energy World PLC, a company formed under the laws of England and Wales (the “EEW”).

The total consideration to be offered by Pubco to the holders of EEW securities (each, a “Seller”) shall be a number of ordinary shares of Pubco (the “Pubco Ordinary Shares”) with an aggregate value equal to Six Hundred Fifty Million U.S. Dollars ($650,000,000), with each Pubco Ordinary Share valued at an amount equal to the price at which each ClimateRock ordinary share is redeemed or converted pursuant to the redemption of ClimateRock’s ordinary shares pursuant to ClimateRock’s organizational documents (the “Redemption Price”). For a more detailed description of the Business Combination Agreement and the transactions contemplated therein, see the Company’s Form 8-K filed with the SEC on October 13, 2022 (the “Form 8-K”).

On August 3, 2023, the Company entered into an Amended and Restated Business Combination Agreement (as amended and restated, the “Business Combination Agreement”) with Pubco, Merger Sub and EEW. The Original Agreement was amended, among other things, to (i) extend the date that either the Company or EEW can terminate the Business Combination Agreement if the closing does not occur by September 30, 2023, and (ii) provide for a contingent earn out of USD $150,000,000 in shares based on the achievement of a 2023 revenue milestone of USD $52,000,000.

On November 29, 2023, the Company notified E.E.W. that the Company had elected to terminate the Amended and Restated Business Combination Agreement among, the Company, E.E.W. and the other parties thereto, dated as of August 3, 2023, effective immediately, pursuant to Section 9.1(b) and 9.2 thereof, since the conditions to the closing of the initial Business Combination were not satisfied or waived by the outside date of September 30, 2023. As a result, the Business Combination Agreement is of no further force and effect, except for certain specified provisions in the Business Combination Agreement, which shall survive the termination and remain in full force and effect in accordance with their respective terms.

On December 30, 2023, ClimateRock entered into the GreenRock Merger Agreement with Holdings, Merger Sub, and GreenRock. Pursuant to the GreenRock Merger Agreement, (a) Merger Sub will merge with and into ClimateRock, with ClimateRock continuing as the Merger, as a result of which, (i) ClimateRock shall become a wholly-owned subsidiary of Holdings, and (ii) each issued and outstanding security of ClimateRock immediately prior to the Effective Time shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of Holdings, and (b)(i) Holdings will make an offer to acquire each issued and outstanding GreenRock ordinary share in exchange for Holdings Ordinary Shares and (ii) Holdings shall also offer each holder of GreenRock’s outstanding vested options to purchase GreenRock ordinary shares, replacement options to purchase Holdings Ordinary Shares, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the applicable provisions of the Cayman Act.

NOTE 6.    COMMITMENTS AND CONTINGENCIES

Registration rights

The holders of the Founder Shares and Private Placement Warrants are entitled to registration rights pursuant to a registration rights agreement signed on April 27, 2022. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting agreement

On October 21, 2021, the Company engaged Maxim Group LLC (“Maxim”) as its underwriter. The Company granted the underwriters a 45-day option until June 11, 2022 to purchase up to 1,125,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On May 2, 2022, the underwriters partially exercised this option in respect of 375,000 Units and, as agreed with the Company, the underwriters waived their right to further exercise the option on May 5, 2022.

The underwriters were entitled to an underwriting discount of $0.45 per unit, or $3,543,750 in the aggregate, of which $0.15 per unit, or $1,181,250 was paid upon the closing of the Initial Public Offering. Of the $0.45 discount, the underwriters were entitled to a deferred underwriting commission of $0.30 per unit, or $2,362,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition to the underwriting discount, the Company has agreed to pay or reimburse the underwriters for travel, lodging and other “road show” expenses, expenses of the underwriters’ legal counsel and certain diligence and other fees, including the preparation, binding and delivery of bound volumes in form and style reasonably satisfactory to the representative, transaction Lucite cubes or similar commemorative items in a style as reasonably requested by the representative, and reimbursement for background checks on our directors, director nominees and executive officers, which such fees and expenses are capped at an aggregate of $125,000 (less amounts previously paid). The $125,000 was paid out of the proceeds of the Initial Public Offering on May 2, 2022.

Representative Shares

The Company has issued to Maxim and/or its designees, 118,125 shares of Class A ordinary shares upon the consummation of the Initial Public Offering (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost associated with the Initial Public Offering, with a corresponding credit to shareholder’s equity. The Company estimated the fair value of Representative Shares to be $946,181. Maxim has agreed not to transfer, assign, or sell any such shares until the completion of the Business Combination. In addition, Maxim has agreed: (i) to waive its redemption rights with respect to such shares in connection with the completion of the Business Combination; and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its Business Combination within the Combination Period.

The shares have been deemed compensation by the Financial Industry Regulatory Authority (“FINRA”) and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement for the Initial Public Offering pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities will not be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following April 27, 2022, nor may they be sold, transferred, assigned, pledged, or hypothecated for a period of 180 days immediately following April 27, 2022 except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners.

Subject to certain conditions, the Company granted Maxim, for a period beginning on May 2, 2022 and ending 12 months after the date of the consummation of the Business Combination, a right of first refusal to act as book-running managing underwriter or placement agent for any and all future public and private equity, equity-linked, convertible and debt offerings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from April 27, 2022.

Transaction Expenses

On May 31, 2022, the Company entered into an agreement (the “EGS Agreement”) with Ellenoff, Grossman & Schole LLP to act as U.S. securities council to the Company in connection with pending acquisition targets for the Company to acquire consistent with its initial public offering and assist in U.S. securities work related to the initial business combination. The fee structure for this agreement permits bills to be paid in installments and/or deferred to closing, with any balance owed at the closing of the initial business combination to be subject to a certain premium. As of December 31, 2023 and 2022, the total outstanding billed amount for services provided by EGS is $892,784 and $634,055 of which $446,392 and $317,027 (50% of the outstanding balance), respectively is considered outstanding per the terms of the EGS Agreement and is included in accrued liabilities on the Consolidated Balance Sheet. As the Initial Business Combination cannot be deemed probable as of December 31, 2023 and 2022, respectively and payment of the deferred portion of the outstanding balance is contingent upon a successful Initial Business Combination, no amount was accrued for the deferred portion of the outstanding amount or the premium.

On March 30, 2023, the Maxim Letter Agreement was amended (“Amendment No. 4”) to state that the Company will owe a cash fee payable, at each closing of the Alliance Global Partners equity or equity-linked offering in connection with the contemplated Initial Business Combination with EEW (as defined below), equal to one percent (1%) of the gross proceeds received by EEW or its related entities at such closing.

On August 17, 2022, the Company entered into an agreement (the “Letter Agreement”) with Maxim to pay a fee (the “Success Fee”) upon completion of one or more successful transactions. On October 3, 2022, the Company amended its agreement with Maxim (the “Amendment”). The amendment states that the Company shall pay to Maxim, upon Closing of such Transaction(s), a fee based upon the amount of cash the Company has in Trust immediately prior to consummation of the Transaction and/or contributed to the Transaction. If the amount of such cash is less than $50,000,000, Maxim’s fee shall be equal to $200,000 in cash and an additional $150,000 of common stock of the post-Transaction Company (the “Common Stock”). If the amount of such cash is equal to or greater than $40 million, the success shall be $500,000 cash. If the amount of such cash is equal to or greater than $75 million, the Success fee shall be $500,000 cash an additional $500,000 payable in either cash or Common Stock, at the option of the Company. The Common Stock shall be issued to Maxim Partners LLC, shall be valued at the same price per share/exchange ratio as in the definitive Transaction documentation, and it shall have unlimited piggyback registration rights. The Success Fee shall be paid upon the consummation of the Transaction.

On July 11, 2022, the Company entered into an agreement (the “Letter Agreement”) with ALANTRA Corporate Finance, S.A.U. (“ALANTRA”) and U.N. SDG Support Holdings LLC (“Sponsor Entity”). On October 3, 2022, the Company amended its agreement with ALANTRA. The Company will pay ALANTRA a retainer of $15,000 at signing of the engagement letter and $20,000 per month that is due and payable on the last day of each month for a maximum period of five months. Should the aggregated Transaction value be above $400,000,000, the retainer fee will increase up to $40,000 per month with the same maximum five-month period for the payment of any retainer fee.

The Company will also have transactions fees (“Transaction Success Fee”), if a Transaction which is introduced by ALANTRA, or by another institution to which no fees are due by the Company (e.g. an institution acting on behalf of a Target) is Completed (as defined below) the following remuneration will be due to ALANTRA as a remuneration for its services:

•        $1,600,000 payable by the Company

•        $1,600,000 payable by or on behalf of the Sponsor Entity

If a transaction is Completed in North America, Asia, or Africa which is not introduced by ALANTRA and such Transaction requires an introductory, coadvisory, or similar fee due by the Company, the Company shall pay ALANTRA a Transaction Success Fee in the form of:

•        For the first $300,000,000 of aggregated value of the Transaction, 0.85% of each Transaction purchase price

•        For the aggregated value of the Transaction above the first $300,000,000, 0.4% of each Transaction purchase price

Notwithstanding the above, it is agreed that the Transaction Success Fee will be subject to a minimum of EUR 1,000,000.

Each Transaction Success Fee shall be payable upon consummation of the applicable Transaction (i.e. when the transaction is closed, following fulfillment, if applicable, of conditions precedent) regardless of (i) the calendar for the payment of the price, (ii) how the purchase price is funded, (iii) and any deferred payment subsequent to consummation of the Transaction, or (iv) any adjustment to the price of the Transaction subsequent to consummation (“Completion”).

Business Combination Agreement

On October 6, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with ClimateRock Holdings Limited, a Cayman Islands exempted company (“Pubco”), ClimateRock Merger Sub Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“Merger Sub”), and E.E.W. Eco Energy World PLC, a company formed under the laws of England and Wales (the “EEW”).

The total consideration to be offered by Pubco to the holders of EEW securities (each, a “Seller”) shall be a number of ordinary shares of Pubco (the “Pubco Ordinary Shares”) with an aggregate value equal to Six Hundred Fifty Million U.S. Dollars ($650,000,000), with each Pubco Ordinary Share valued at an amount equal to the price at which each ClimateRock ordinary share is redeemed or converted pursuant to the redemption of ClimateRock’s ordinary shares pursuant to ClimateRock’s organizational documents (the “Redemption Price”). For a more detailed description of the Business Combination Agreement and the transactions contemplated therein, see the Company’s Form 8-K filed with the SEC on October 13, 2022 (the “Form 8-K”).

On August 3, 2023, the Company entered into an Amended and Restated Business Combination Agreement (as amended and restated, the “Business Combination Agreement”) with Pubco, Merger Sub and EEW. The Original Agreement was amended, among other things, to (i) extend the date that either the Company or EEW can terminate the Business Combination Agreement if the closing does not occur by September 30, 2023, and (ii) provide for a contingent earn out of USD $150,000,000 in shares based on the achievement of a 2023 revenue milestone of USD $52,000,000.

On November 29, 2023, the Company notified E.E.W. that the Company had elected to terminate the Amended and Restated Business Combination Agreement among, the Company, E.E.W. and the other parties thereto, dated as of August 3, 2023, effective immediately, pursuant to Section 9.1(b) and 9.2 thereof, since the conditions to the closing of the initial business combination were not satisfied or waived by the outside date of September 30, 2023. As a result, the business combination agreement is of no further force and effect, except for certain specified provisions in the business combination agreement, which shall survive the termination and remain in full force and effect in accordance with their respective terms.

On December 30, 2023, ClimateRock entered into the GreenRock Merger Agreement with Holdings, Merger Sub, and GreenRock. Pursuant to the GreenRock Merger Agreement, (a) Merger Sub will merge with and into ClimateRock, with ClimateRock continuing as the Merger, as a result of which, (i) ClimateRock shall become a wholly-owned subsidiary of Holdings, and (ii) each issued and outstanding security of ClimateRock immediately prior to the Effective Time shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of Holdings, and (b)(i) Holdings will make an offer to acquire each issued and outstanding GreenRock ordinary share in exchange for Holdings Ordinary Shares and (ii) Holdings shall also offer each holder of GreenRock’s outstanding vested options to purchase GreenRock ordinary shares, replacement options to purchase Holdings Ordinary Shares, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the applicable provisions of the Cayman Act.